Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
NTI Distributions
The table below summarizes NTI's 2015 quarterly distribution declarations, payments and scheduled payments through December 31, 2015:

Declaration Date	Record Date	Payment Date	Distribution per Unit
February 5	February 21	February 27	$0.49
May 5	May 18	May 29	1.08
August 4	August 17	August 28	1.19
November 3	November 16	November 25	1.04
Total			$3.80
On February 3, 2016, NTI declared a quarterly distribution of $0.38 per unit to common unitholders of record on February 12, 2016, payable on February 19, 2016.
WNRL Distributions
The table below summarizes WNRL's 2015 quarterly distribution declarations, payments and scheduled payments through December 31, 2015:

Declaration Date	Record Date	Payment Date	Distribution per Common and Subordinated Unit
January 30	February 13	February 23	$0.3325
May 1	May 15	May 26	0.3475
July 31	August 14	August 24	0.3650
October 30	November 13	November 23	0.3825
			$1.4275

Dividends Declared [Table Text Block]
The table below summarizes our 2015 cash dividend declarations, payments and scheduled payments through December 31, 2015:

	Declaration Date	Record Date	Payment Date	Dividend per common share	Total Payment (in thousands)
First quarter	February 6	February 20	March 6	$0.30	$28,638
Second quarter	April 21	May 5	May 20	0.34	32,476
Third quarter	July 17	July 27	August 12	0.34	32,498
Fourth quarter	October 16	October 27	November 12	0.38	35,599
Total					$129,211

Accelerated Share Repurchases [Table Text Block]
The following table summarizes our share repurchase activity for our share repurchase programs.

	July 2012 Program		April 2013 Program		January 2014 Program		November 2014 Program
	Number of shares purchased	Cost of share purchases (In thousands)	Number of shares purchased	Cost of share purchases (In thousands)	Number of shares purchased	Cost of share purchases (In thousands)	Number of shares purchased	Cost of share purchases (In thousands)
Shares purchased at December 31, 2012	3,324,135	$82,270	—	$—	—	$—	—	$—
Shares purchased during 2013	3,462,230	117,730	4,617,798	135,111	—	—	—	—
Shares purchased at December 31, 2013	6,786,365	200,000	4,617,798	135,111	—	—	—	—
Shares purchased during 2014 (1)	—	—	—	—	4,976,039	200,000	1,492,874	59,222
Shares purchased at December 31, 2014	6,786,365	200,000	4,617,798	135,111	4,976,039	200,000	1,492,874	59,222
Shares purchased during 2015	—	—	—	—	—	—	2,647,740	105,000
Shares purchased at December 31, 2015	6,786,365	$200,000	4,617,798	$135,111	4,976,039	$200,000	4,140,614	$164,222